DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
DERIVATIVE LIABILITIES

8.	DERIVATIVE LIABILITIES

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the six months ended December 25, 2021 is as follows:

December 25,
2021
Balance at Beginning of Period	$6,935

Initial Recognition of Derivative Liabilities	30,501
Change in Fair Value of Derivative Liabilities	(16,212)

Balance at End of Period	$21,224

On August 17, 2021, in connection with the amended and restated senior secured convertible credit facility (the Sixth Amendment”), the Company provided the note holders top-up and preemptive rights which were bifurcated from the related notes and classified as a derivative due to the variability of the number and price of shares issuable under these rights. See “Note 11 – Senior Secured Convertible Credit Facility” for further information.

On August 17, 2021, the Company completed an equity investment through a private placement of 416,666,640 units at a price of $0.24 per unit (the “Private Placement”). Each unit consisted of one Subordinate Voting Share and one-quarter of one share purchase warrant of the Company. Certain investors also received a portion of the Short-Term Warrant with an exercise price of $30,000 and an expiration date of December 31, 2021. At the option of the holder, the Short-Term Warrant may be exercisable into equity or convertible promissory notes under the Convertible Facility, in which net cash settlement is outside of the Company’s control. See “Note 12 – Shareholders’ Equity” for further information. Accordingly, the Short-Term Warrant was accounted for as a derivative liability and measured at fair value, in the amount of $19,400 on August 17, 2021, with changes in fair value recognized in the Condensed Consolidated Statements of Operations. Subsequent to the fiscal second quarter of 2022, the Short-Term Warrant expired unexercised.

The fair value of the top-up provision in connection with Sixth Amendment of the Convertible Facility and the Short-Term Warrant in connection with the Private Placement was determined using the Monte Carlo simulation model based on Level 3 inputs on the fair value hierarchy. The following assumptions were used at period end:

	Top-Up Provision	Short-Term Warrant
Average Stock Price	$0.18	$0.18
Weighted-Average Probability	75.00%	nil
Term (in Years)	5.00	0.02
Expected Stock Price Volatility	115.00%	115.00%

The following are the warrants issued related to the equity financing transactions that were accounted for as derivative liabilities:

	Number of Warrants
September 2018 Bought Deal Equity Financing	7,840,909	(1)
December 2018 Bought Deal Equity Financing	13,640,000	(2)
March 2021 Private Placement	50,000,000	(3)

	71,480,909

(1)	On September 27, 2018, the Company completed a bought deal financing (the “September Offering”) of 15,681,818 units (the “September Units”) at a price of C$5.50 per September Unit (the “September Issue Price”). Each September Unit consisted of one Subordinate Voting Share and one-half of one share purchase warrant of the Company (each whole share purchase warrant, a “September Warrant”). Each September Warrant entitles the holder to acquire, one Subordinate Voting Share at an exercise price of C$6.87 for a period of 36 months following the closing of the September Offering.

(2)	On December 5, 2018, the Company completed a bought deal financing (the “December Offering”) of 13,640,000 units (the “December Units”) at a price of C$5.50 per December Unit (the “December Issue Price”). Each December Unit consisted of one Subordinate Voting Share and one share purchase warrant of the Company (“December Warrant”). Each December Warrant entitles the holder thereof to acquire one Subordinate Voting Share at an exercise price of C$6.87 until September 27, 2021.

(3)	During the year ended June 26, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company’s functional currency.

The fair value of the September 2018 and December 2018 bought deal warrants was measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants at the time of grant to estimate fair value of the derivative liability. The fair value of the March 2021 private placement warrants was measured based on Level 3 inputs on the fair value hierarchy using the Black-Scholes Option pricing model using the following variables:

Expected Stock Price Volatility	52.60%
Risk-Free Annual Interest Rate	0.06%
Expected Life (in Years)	0.23
Share Price	$0.23
Exercise Price	$0.39

Medmen Enterprises Inc. [Member]
DERIVATIVE LIABILITIES

16. DERIVATIVE LIABILITIES

During the year ended June 26, 2021, the Company issued the 50,000,000 warrants related to a private placement. The exercise price of the warrants is denominated in Canadian dollars. Upon the analysis of the warrants issued under ASC 815, the Company determined that the warrants are to be accounted as derivative liabilities. See “Note 20 - Shareholders’ Equity – Private Placements” for further information.

The following are the warrants issued related to the bought deals that were accounted for as derivative liabilities:

	Number of Warrants

September Bought Deal Equity Financing	7,840,909	(2)(4)
December Bought Deal Equity Financing	13,640,000	(3)(4)
March 2021 Private Placement	50,000,000	(1)

Total	71,480,909

(1)	During the year ended June 26, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company’s functional currency. In accordance with ASC 815, a share warrant denominated in a price other than the functional currency of the Company fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as derivative liabilities and measured at fair value with changes in fair value recognized in the Consolidated Statements of Operations.
(2)	On September 27, 2018, the Company completed a bought deal financing (the “September Offering”) of 15,681,818 units (the “September Units”) at a price of C$5.50 per September Unit (the “September Issue Price”). Each September Unit consisted of one Subordinate Voting Share and one-half of one share purchase warrant of the Company (each whole share purchase warrant, a “September Warrant”). Each September Warrant entitles the holder to acquire, one Subordinate Voting Share at an exercise price of C$6.87 for a period of 36 months following the closing of the September Offering.
(3)	On December 5, 2018, the Company completed a bought deal financing (the “December Offering”) of 13,640,000 units (the “December Units”) at a price of C$5.50 per December Unit (the “December Issue Price”). Each December Unit consisted of one Subordinate Voting Share and one share purchase warrant of the Company (“December Warrant”). Each December Warrant entitles the holder thereof to acquire one Subordinate Voting Share at an exercise price of C$6.87 until September 27, 2021.
(4)	Measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants to estimate fair value of the derivative liability at issuance and at each reporting date.

A reconciliation of the beginning and ending balance of derivative liabilities and change in fair value of derivative liabilities for the years ended June 26, 2021 and June 27, 2020 is as follows:

	2021	2020

Balance at Beginning of Year	$546,076	$9,343,485

Initial Recognition of Derivative Liabilities	7,228,211	-
Change in Fair Value of Derivative Liabilities	(838,767)	(8,797,409)

Balance at End of Year	$6,935,520	$546,076

The fair value of the September and December bought deal warrants was measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants at the time of grant to estimate fair value of the derivative liability. The fair value of the March 2021 private placement warrants was measured based on Level 3 inputs on the fair value hierarchy using the Black-Scholes Option pricing model using the following variables:

Expected Stock Price Volatility	90.01%
Risk-Free Annual Interest Rate	0.06%
Expected Life	1.00
Share Price	$0.33
Exercise Price	$0.40